Events after the reporting period (Details Text) (Detail) - BBN Banco de Negocios S.A [member] $ in Thousands	Jan. 04, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
PagSeguro Group acquired the share capital and obtained the control of BBN Banco de Negocios S.A	100.00%
Amount paid in the acquisition	$ 58,820
Fair value of the acquired assets	$ 44,162